Concentration of Risks - Summary of External Customers with 10% or More of Group's Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue, Major Customer [Line Items]
Revenue	¥ 456,152	$ 62,493	¥ 117,426	¥ 44,317
Cost of Revenue	176,206	24,140	42,115	15,098
Supplier A [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	22,576	3,093
Supplier B [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue			4,681	3,056
Supplier C [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue			3,647
Customer A [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	120,796	16,549
Customer B [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	100,000	13,700
Customer C [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	¥ 63,451	$ 8,693
Customer D [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				9,217
Customer E [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				5,611
Customer F [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				¥ 4,630
Customer G [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			28,673
Customer H [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			¥ 11,752